Fidelity Large Cap Growth Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883